CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	57,837,685	53,440,482	51,237,876
Common stock shares outstanding	57,837,685	53,440,482	51,237,876